UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia High Yield Fund, Variable Series

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes— 89.6%
BASIC MATERIALS — 10.2%
Chemicals — 4.4%
Agricultural Chemicals — 1.2%
Mosaic Co.
	7.375% 12/01/14 (b)	645,000	690,295
	7.625% 12/01/16 (b)	775,000	850,123
Terra Capital, Inc.
	7.750% 11/01/19	580,000	700,350
			2,240,768
Chemicals-Diversified — 3.2%
Georgia Gulf Corp.
	9.000% 01/15/17 (b)	470,000	491,737
Innophos, Inc.
	8.875% 08/15/14	370,000	381,100
INVISTA
	9.250% 05/01/12 (b)	1,840,000	1,863,000
Koppers, Inc.
	7.875% 12/01/19 (b)	565,000	581,950
NOVA Chemicals Corp.
	3.649% 11/15/13 (05/15/10) (c)(d)	525,000	494,812
	6.500% 01/15/12	965,000	989,125
	8.375% 11/01/16 (b)	475,000	488,063
Olin Corp.
	8.875% 08/15/19	375,000	406,875
Westlake Chemical Corp.
	6.625% 01/15/16	490,000	477,750
			6,174,412
Chemicals Total			8,415,180
Forest Products & Paper — 4.5%
Forestry — 0.2%
Weyerhaeuser Co.
	6.950% 10/01/27	465,000	428,859
			428,859
Paper & Related Products — 4.3%
Bowater, Inc.
	9.375% 12/15/21 (e)	1,935,000	715,950
Domtar Corp.
	7.875% 10/15/11	1,115,000	1,190,262
Georgia-Pacific Corp.
	7.000% 01/15/15 (b)	1,735,000	1,795,725
	7.250% 06/01/28	130,000	128,700

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
BASIC MATERIALS — (continued)
	7.375% 12/01/25	155,000	154,225
	8.000% 01/15/24	2,106,000	2,232,360
	8.875% 05/15/31	335,000	363,475
Smurfit Capital Funding PLC
	7.500% 11/20/25	1,873,000	1,638,875
			8,219,572
Forest Products & Paper Total			8,648,431
Metals & Mining — 1.3%
Metal-Diversified — 1.3%
Allegheny Ludlum Corp.
	6.950% 12/15/25	300,000	288,965
Allegheny Technologies, Inc.
	8.375% 12/15/11	690,000	724,203
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	1,310,000	1,457,375
			2,470,543
Metals & Mining Total			2,470,543
BASIC MATERIALS TOTAL			19,534,154
COMMUNICATIONS — 13.1%
Advertising — 0.2%
Advertising Agencies — 0.2%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	385,000	387,406
			387,406
Advertising Total			387,406
Internet — 0.5%
E-Commerce/Services — 0.5%
Expedia, Inc.
	7.456% 08/15/18	840,000	934,500
			934,500
Internet Total			934,500
Media — 4.4%
Cable TV — 3.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
	8.000% 04/30/12 (b)	1,235,000	1,312,188
	8.375% 04/30/14 (b)	110,000	113,025
Charter Term Loan Incremental Term Loan
	2.230% 03/06/14 (06/30/10) (c)(d)(f)	981,002	946,417

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
COMMUNICATIONS — (continued)
CSC Holdings, Inc.
	8.500% 04/15/14 (b)	300,000	319,500
Rainbow National Services LLC
	10.375% 09/01/14 (b)	1,675,000	1,765,031
Shaw Communications, Inc.
	7.500% 11/20/13 CAD	365,000	408,161
Videotron Ltee
	6.375% 12/15/15	1,475,000	1,486,062
	6.875% 01/15/14	325,000	329,875
			6,680,259
Multimedia — 0.5%
Lamar Media Corp.
	7.250% 01/01/13	900,000	906,750
			906,750
Publishing-Newspaper — 0.2%
Morris Publishing Group LLC
	10.000% 09/01/14	526,073	486,618
			486,618
Publishing-Periodicals — 0.0%
Ziff Davis Media, Inc.
	PIK,
	13.500% 07/15/11 (01/15/11) (c)(d)(g)	82,927	16,254
			16,254
Television — 0.2%
CW Media Holdings, Inc.
	13.500% 08/15/15 (b)	285,000	316,350
ION Media Networks, Inc.
	PIK,
	10.070% 01/15/13 (b)(e)(g)	351,319	35
			316,385
Media Total			8,406,266
Telecommunication Services — 8.0%
Cellular Telecommunications — 0.4%
iPCS, Inc.
	2.374% 05/01/13 (05/04/10) (c)(d)	65,000	60,125
Millicom International Cellular SA
	10.000% 12/01/13	655,000	679,563
			739,688
Media — 1.4%
Nielsen Finance LLC
	2.229% 08/09/13 (04/09/10) (c)(d)(f)	1,043,472	998,946
Quebecor Media, Inc.
	7.750% 03/15/16	1,635,000	1,655,438

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
COMMUNICATIONS — (continued)
	9.750% 01/15/49 (g)(h)	1,855,000	96,460
			2,750,844
Satellite Telecommunications — 1.3%
Inmarsat Finance PLC
	7.375% 12/01/17 (b)	485,000	504,400
Intelsat Subsidiary Holding Co., Ltd.
	8.500% 01/15/13	1,030,000	1,045,450
	8.875% 01/15/15 (b)	880,000	904,200
			2,454,050
Telecommunication Equipment — 0.7%
Lucent Technologies, Inc.
	6.450% 03/15/29	1,110,000	782,550
	6.500% 01/15/28	80,000	56,200
Nortel Networks Ltd.
	10.750% 07/15/16 (e)	730,000	586,737
			1,425,487
Telecommunication Services — 1.2%
GCI, Inc.
	7.250% 02/15/14	1,130,000	1,131,412
	8.625% 11/15/19 (b)	60,000	61,125
Sable International Finance Ltd.
	7.750% 02/15/17 (b)	630,000	655,200
SBA Telecommunications, Inc.
	8.250% 08/15/19 (b)	355,000	378,075
			2,225,812
Telephone-Integrated — 2.0%
Qwest Corp.
	8.875% 03/15/12	2,305,000	2,523,975
Virgin Media Finance PLC
	8.375% 10/15/19	235,000	241,463
	9.500% 08/15/16	875,000	955,937
			3,721,375
Wireless Equipment — 1.0%
American Tower Corp.
	7.250% 05/15/19 (b)	335,000	376,875

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
COMMUNICATIONS — (continued)
CC Holdings GS V LLC/Crown Castle GS III Corp.
	7.750% 05/01/17 (b)	1,405,000	1,531,450
			1,908,325
Telecommunication Services Total			15,225,581
COMMUNICATIONS TOTAL			24,953,753
CONSUMER CYCLICAL — 12.5%
Airlines — 0.1%
Delta Air Lines, Inc.
	1.000% 12/27/15 (h)	215,000	4,300
	2.875% 02/06/24 (h)	470,000	9,400
	2.875% 02/18/49 (h)	275,000	5,500
	8.000% 06/03/23 (h)	280,000	5,600
	8.000% 06/03/49 (h)	690,000	13,800
	8.300% 12/15/29 (h)	40,000	800
	9.250% 03/15/49 (h)	280,000	5,600
	9.750% 05/15/49 (h)	1,535,000	30,700
	10.000% 08/15/49 (h)	285,000	5,700
	10.125% 05/15/49 (h)	1,705,000	34,100
	10.375% 12/15/22 (h)	275,000	5,500
	10.375% 02/01/49 (h)	470,000	9,400
Northwest Airlines, Inc.
	7.625% 11/15/23 (h)	500,000	2,950
	7.875% 03/15/13 (h)	944,300	5,666
	8.700% 03/15/49 (h)	35,000	210
	8.875% 06/01/49 (h)	405,100	2,431
	10.000% 02/01/49 (h)	2,035,600	12,213
Airlines Total			153,870
Apparel — 0.9%
Apparel Manufacturers — 0.2%
Hanesbrands, Inc.
	8.000% 12/15/16	475,000	491,625
			491,625
Textile-Apparel — 0.7%
Unifi, Inc.
	11.500% 05/15/14	1,240,000	1,271,000
			1,271,000
Apparel Total			1,762,625

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER CYCLICAL — (continued)
Auto Manufacturers — 0.6%
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.
	3.260% 12/16/13 (04/15/10) (c)(d)(f)	1,260,531	1,215,625
			1,215,625
Auto Manufacturers Total			1,215,625
Auto Parts & Equipment — 1.5%
Auto/Truck Parts & Equipment-Original — 0.7%
Collins & Aikman Products Co.
	12.875% 08/15/12 (b)(e)(g)	620,000	62
Johnson Controls, Inc.
	7.700% 03/01/15	445,000	517,405
Lear Corp.
	7.875% 03/15/18	225,000	227,531
	8.125% 03/15/20	155,000	157,519
	8.750% 12/01/16 (h)	595,000	893
Tenneco Automotive, Inc.
	10.250% 07/15/13	62,000	64,247
TRW Automotive, Inc.
	7.000% 03/15/14 (b)	395,000	389,075
			1,356,732
Auto/Truck Parts & Equipment-Replacement — 0.3%
Affinia Group, Inc.
	10.750% 08/15/16 (b)	530,000	577,700
			577,700
Rubber-Tires — 0.5%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	462,000	480,480
	10.500% 05/15/16	435,000	469,800
			950,280
Auto Parts & Equipment Total			2,884,712
Distribution/Wholesale — 0.3%
ACE Hardware Corp.
	9.125% 06/01/16 (b)	595,000	638,138
Distribution/Wholesale Total			638,138
Entertainment — 3.1%
Casino Services — 0.5%
American Casino & Entertainment Properties LLC
	11.000% 06/15/14	515,000	482,813

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER CYCLICAL — (continued)
Peninsula Gaming LLC
	8.375% 08/15/15 (b)	270,000	269,325
	10.750% 08/15/17 (b)	305,000	291,275
			1,043,413
Gambling (Non-Hotel) — 2.4%
Boyd Gaming Corp.
	7.750% 12/15/12	95,000	94,763
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12 (b)	915,000	953,887
Isle of Capri Casinos, Inc.
	7.000% 03/01/14	282,000	241,110
Jacobs Entertainment, Inc.
	9.750% 06/15/14	1,025,000	963,500
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	250,000	213,750
Penn National Gaming, Inc.
	6.750% 03/01/15	700,000	688,625
Pinnacle Entertainment, Inc.
	7.500% 06/15/15	210,000	181,650
	8.250% 03/15/12	470,000	466,475
San Pasqual Casino
	8.000% 09/15/13 (b)	40,000	38,000
Seminole Hard Rock Entertainment, Inc.
	2.757% 03/15/14 (06/15/10) (b)(c)(d)	760,000	676,400
			4,518,160
Motion Pictures & Services — 0.0%
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15 (g)	38,204	22,922
			22,922
Professional Sports — 0.2%
MU Finance PLC
	8.375% 02/01/17 (b)	295,000	290,944
			290,944
Entertainment Total			5,875,439
Home Furnishings — 0.2%
Sealy Mattress Co.
	10.875% 04/15/16 (b)	306,000	342,720
Home Furnishings Total			342,720

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER CYCLICAL — (continued)
Housewares — 0.4%
Libbey Glass, Inc.
	10.000% 02/15/15 (b)	725,000	763,062
Housewares Total			763,062
Leisure Time — 0.4%
Recreational Centers — 0.4%
Speedway Motorsports, Inc.
	8.750% 06/01/16	420,000	447,300
Town Sports International, Inc.
	11.000% 02/01/14	449,000	386,701
			834,001
Leisure Time Total			834,001
Lodging — 2.1%
Casino Hotels — 0.9%
Ameristar Casinos, Inc.
	9.250% 06/01/14	295,000	309,013
MGM Mirage
	13.000% 11/15/13	360,000	419,400
Seneca Gaming Corp.
	7.250% 05/01/12	615,000	607,312
Wynn Las Vegas LLC
	6.625% 12/01/14	395,000	394,013
			1,729,738
Hotels & Motels — 1.2%
Host Hotels & Resorts LP
	3.250% 04/15/24 (b)	770,000	787,325
ITT Corp.
	7.375% 11/15/15	420,000	437,850
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	210,000	210,525
	7.875% 05/01/12	795,000	860,587
			2,296,287
Lodging Total			4,026,025

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER CYCLICAL — (continued)
Office Furnishings — 0.2%
Office Furnishings-Original — 0.2%
Interface, Inc.
	11.375% 11/01/13	295,000	332,613
			332,613
Office Furnishings Total			332,613
Retail — 2.7%
Retail-Automobiles — 1.4%
Asbury Automotive Group, Inc.
	3.000% 09/15/12	480,000	428,400
	7.625% 03/15/17	170,000	161,925
AutoNation, Inc.
	2.251% 04/15/13 (04/15/10) (c)(d)	565,000	570,650
	7.000% 04/15/14	200,000	207,000
Sonic Automotive, Inc.
	8.625% 08/15/13	470,000	483,512
United Auto Group, Inc.
	7.750% 12/15/16	870,000	837,375
			2,688,862
Retail-Miscellaneous/Diversified — 0.6%
Sally Holdings LLC
	9.250% 11/15/14	460,000	487,600
Susser Holdings LLC
	10.625% 12/15/13	510,000	530,400
			1,018,000
Retail-Propane Distributors — 0.2%
AmeriGas Partners LP
	7.125% 05/20/16	390,000	393,900
			393,900
Retail-Restaurants — 0.1%
Wendy’s International, Inc.
	6.250% 11/15/11	160,000	166,800
			166,800
Retail-Vitamins/Nutritional Supplements — 0.4%
NBTY, Inc.
	7.125% 10/01/15	770,000	775,775
			775,775
Retail Total			5,043,337
CONSUMER CYCLICAL TOTAL			23,872,167
CONSUMER NON-CYCLICAL — 15.1%
Agriculture — 0.3%
Tobacco — 0.3%
Alliance One International, Inc.
	10.000% 07/15/16 (b)	375,000	391,875

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER NON-CYCLICAL — (continued)
Reynolds American, Inc.
	7.625% 06/01/16	150,000	168,540
			560,415
Agriculture Total			560,415
Beverages — 0.7%
Beverages-Non-Alcoholic — 0.4%
Cott Beverages, Inc.
	8.375% 11/15/17 (b)	650,000	671,125
			671,125
Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc.
	7.250% 05/15/17	445,000	456,125
	8.375% 12/15/14	85,000	91,906
			548,031
Beverages Total			1,219,156
Biotechnology — 0.2%
Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc.
	8.000% 09/15/16	340,000	362,100
			362,100
Biotechnology Total			362,100
Commercial Services — 3.0%
Commercial Services — 1.1%
KAR Holdings, Inc.
	8.750% 05/01/14	65,000	66,300
	10.000% 05/01/15	1,330,000	1,396,500
Quintiles Transnational Corp.
	PIK,
	9.500% 12/30/14 (b)	565,000	576,300
			2,039,100
Commercial Services-Finance — 1.0%
Lender Processing Services, Inc.
	8.125% 07/01/16	895,000	959,888
National Money Mart Co.
	10.375% 12/15/16 (b)	970,000	1,029,412
			1,989,300
Consulting Services — 0.2%
FTI Consulting, Inc.
	7.750% 10/01/16	325,000	331,500
			331,500

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER NON-CYCLICAL — (continued)
Schools — 0.7%
Knowledge Learning Corp., Inc.
	7.750% 02/01/15 (b)	1,435,000	1,391,950
			1,391,950
Commercial Services Total			5,751,850
Food — 1.7%
Fisheries — 0.4%
ASG Consolidated LLC/ASG Finance, Inc.
	11.500% 11/01/11	680,000	683,400
			683,400
Food-Meat Products — 0.7%
Tyson Foods, Inc.
	7.850% 04/01/16	940,000	1,010,500
	10.500% 03/01/14	360,000	427,500
			1,438,000
Food-Miscellaneous/Diversified — 0.2%
B&G Foods, Inc.
	7.625% 01/15/18	390,000	397,313
			397,313
Food-Retail — 0.4%
American Stores Co.
	7.900% 05/01/17	350,000	334,250
	8.000% 06/01/26	210,000	184,275
Stater Brothers Holdings
	7.750% 04/15/15	165,000	166,650
			685,175
Food Total			3,203,888
Healthcare Products — 3.3%
Medical Products — 3.3%
Angiotech Pharmaceuticals, Inc.
	4.002% 12/01/13 (06/01/10) (c)(d)	395,000	321,925
Biomet, Inc.
	10.000% 10/15/17	535,000	589,837
	11.625% 10/15/17	570,000	638,400
DJO Finance LLC/DJO Finance Corp.
	10.875% 11/15/14	1,115,000	1,211,169
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14	995,000	1,054,700
Invacare Corp.
	9.750% 02/15/15	610,000	655,750

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER NON-CYCLICAL — (continued)
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
	11.750% 11/15/14	945,000	1,001,700
Universal Hospital Services, Inc.
	3.859% 06/01/15 (06/01/10) (c)(d)	380,000	323,950
	PIK,
	8.500% 06/01/15	495,000	492,525
			6,289,956
Healthcare Products Total			6,289,956
Healthcare Services — 3.3%
Medical-Hospitals — 2.7%
Community Health Systems, Inc.
	2.502% 07/25/14 (05/28/10) (c)(d)(f)	2,295,967	2,235,709
	2.502% 07/14/25 (05/28/10) (c)(d)	48,471	47,199
	8.875% 07/15/15	1,345,000	1,392,075
HCA, Inc.
	6.300% 10/01/12	1,170,000	1,168,537
	6.750% 07/15/13	115,000	115,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
	8.000% 02/01/18 (b)	120,000	116,700
			5,075,220
Medical-Nursing Homes — 0.4%
Skilled Healthcare Group, Inc.
	11.000% 01/15/14	371,000	390,477
Sun Healthcare Group, Inc.
	9.125% 04/15/15	470,000	482,925
			873,402
Physical Therapy/Rehab Centers — 0.2%
Healthsouth Corp.
	8.125% 02/15/20	390,000	388,050
			388,050
Healthcare Services Total			6,336,672
Household Products/Wares — 0.9%
Consumer Products-Miscellaneous — 0.6%
Central Garden and Pet Co.
	8.250% 03/01/18	380,000	385,225
Jarden Corp.
	7.500% 05/01/17	445,000	451,119
Visant Corp..
	7.625% 10/01/12	380,000	380,950
			1,217,294

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
CONSUMER NON-CYCLICAL — (continued)
Soap & Cleaning Prepar — 0.3%
JohnsonDiversey, Inc.
	8.250% 11/15/19 (b)	485,000	501,975
			501,975
Household Products/Wares Total			1,719,269
Pharmaceuticals — 1.7%
Medical-Drugs — 1.5%
Catalent Pharma Solutions, Inc.
	PIK,
	10.250% 04/15/15 (04/15/10) (c)(d)	1,324,575	1,301,395
Phibro Animal Health Corp.
	10.000% 08/01/13 (b)	910,000	945,262
Talecris Biotherapeutics Holdings Corp.
	7.750% 11/15/16 (b)	95,000	95,475
Valeant Pharmaceuticals International
	8.375% 06/15/16 (b)	545,000	569,525
			2,911,657
Pharmacy Services — 0.2%
BioScrip, Inc.
	10.250% 10/01/15 (b)	380,000	386,650
			386,650
Pharmaceuticals Total			3,298,307
CONSUMER NON-CYCLICAL TOTAL			28,741,613
DIVERSIFIED — 0.3%
Diversified Holding Companies — 0.3%
Diversified Operations — 0.3%
ESI Tractebel Acquisition Corp.
	7.990% 12/30/11	107,000	106,971
Leucadia National Corp.
	7.125% 03/15/17	515,000	509,850
			616,821
Diversified Holding Companies Total			616,821
DIVERSIFIED TOTAL			616,821
ENERGY — 12.8%
Coal — 0.4%
Peabody Energy Corp.
	7.375% 11/01/16	530,000	560,475
	7.875% 11/01/26	275,000	282,562
Coal Total			843,037

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
ENERGY — (continued)
Energy-Alternate Sources — 0.3%
Headwaters, Inc.
	11.375% 11/01/14 (b)	580,000	605,375
Energy-Alternate Sources Total			605,375
Oil & Gas — 9.3%
Oil & Gas Drilling — 1.0%
Parker Drilling Co.
	9.625% 10/01/13	325,000	335,426
Pride International, Inc.
	7.375% 07/15/14	1,555,000	1,601,650
			1,937,076
Oil Companies-Exploration & Production — 8.1%
Berry Petroleum Co.
	10.250% 06/01/14	525,000	578,813
Chaparral Energy, Inc.
	8.500% 12/01/15	1,615,000	1,473,687
Chesapeake Energy Corp.
	6.375% 06/15/15	1,565,000	1,537,612
	6.625% 01/15/16	30,000	29,400
Comstock Resources, Inc.
	6.875% 03/01/12	385,000	384,038
Denbury Resources, Inc.
	9.750% 03/01/16	375,000	412,500
Forest Oil Corp.
	8.000% 12/15/11	160,000	168,800
Hilcorp Energy LP/Hilcorp Finance Co.
	7.750% 11/01/15 (b)	600,000	592,500
	9.000% 06/01/16 (b)	365,000	379,600
Linn Energy LLC
	9.875% 07/01/18	660,000	706,200
	11.750% 05/15/17 (b)	295,000	334,825
Mariner Energy, Inc.
	7.500% 04/15/13	590,000	594,425
Newfield Exploration Co.
	6.625% 09/01/14	605,000	621,638
	6.625% 04/15/16	820,000	834,350
PetroHawk Energy Corp.
	9.125% 07/15/13	710,000	741,062

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
ENERGY — (continued)
Petroquest Energy, Inc.
	10.375% 05/15/12	865,000	873,650
Plains Exploration & Production Co.
	7.625% 06/01/18	491,000	495,910
	10.000% 03/01/16	630,000	696,150
Range Resources Corp.
	6.375% 03/15/15	660,000	663,300
	7.500% 05/15/16	260,000	267,800
	7.500% 10/01/17	380,000	391,400
Stone Energy Corp.
	6.750% 12/15/14	645,000	567,600
W&T Offshore, Inc.
	8.250% 06/15/14 (b)	510,000	476,850
Whiting Petroleum Corp.
	7.000% 02/01/14	1,235,000	1,264,331
	7.250% 05/01/13	285,000	288,563
			15,375,004
Oil Refining & Marketing — 0.2%
Holly Corp.
	9.875% 06/15/17 (b)	455,000	468,650
			468,650
Oil & Gas Total			17,780,730
Oil & Gas Services — 0.8%
Oil-Field Services — 0.8%
Complete Production Services, Inc.
	8.000% 12/15/16	915,000	905,850
Expro Finance Luxembourg SCA
	8.500% 12/15/16 (b)	595,000	600,950
			1,506,800
Oil & Gas Services Total			1,506,800
Pipelines — 2.0%
Copano Energy LLC / Copano Energy Finance Corp.
	7.750% 06/01/18	1,145,000	1,142,137
El Paso Natural Gas Co.
	7.625% 08/01/10	295,000	295,369
MarkWest Energy Partners LP
	6.875% 11/01/14	1,155,000	1,131,900
	8.500% 07/15/16	640,000	650,400
Northwest Pipeline Corp.
	7.125% 12/01/25	150,000	174,776

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
ENERGY — (continued)
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13	311,000	322,663
Pipelines Total			3,717,245
ENERGY TOTAL			24,453,187
FINANCIALS — 10.9%
Banks — 0.6%
Commercial Banks-Central US — 0.4%
CapitalSource, Inc.
	12.750% 07/15/14 (b)	690,000	790,050
			790,050
Mortgage Banks — 0.2%
Provident Funding Associates
	10.250% 04/15/17 (b)	380,000	382,850
			382,850
Banks Total			1,172,900
Diversified Financial Services — 6.7%
Finance-Auto Loans — 5.8%
AmeriCredit Corp.
	8.500% 07/01/15	615,000	598,088
Credit Acceptance Corp.
	9.125% 02/01/17 (b)	390,000	400,725
Daimler Chrysler 2nd Lien
	6.730% 08/03/13 (04/15/10) (c)(d)(f)	1,790,000	1,769,116
Ford Motor Credit Co.
	5.507% 06/15/11 (06/15/10) (c)(d)	675,000	688,500
	7.250% 10/25/11	100,000	103,389
	7.800% 06/01/12	150,000	155,575
	7.875% 06/15/10	1,905,000	1,922,716
	8.125% 01/15/20	1,905,000	1,998,290
	12.000% 05/15/15	285,000	340,488
GMAC, Inc.
	6.750% 12/01/14	1,182,000	1,176,090
	6.875% 09/15/11	350,000	355,688
	7.250% 03/02/11	446,000	453,805
	8.000% 11/01/31	1,150,000	1,098,250
			11,060,720

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
FINANCIALS — (continued)
Investment Management/Advisor Service — 0.4%
Janus Capital Group, Inc.
	6.950% 06/15/17	715,000	710,875
			710,875
Special Purpose Entity — 0.5%
Harley-Davidson Funding Corp.
	6.800% 06/15/18 (b)	1,030,000	1,028,393
			1,028,393
Diversified Financial Services Total			12,799,988
Insurance — 2.6%
Insurance Brokers — 1.3%
HUB International Holdings, Inc.
	9.000% 12/15/14 (b)	720,000	698,400
Trinity Acquisition Ltd.
	12.875% 12/31/16 (b)(g)	520,000	715,673
USI Holdings Corp.
	4.125% 11/15/14 (05/17/10) (b)(c)(d)	410,000	349,525
	9.750% 05/15/15 (b)	140,000	132,300
Willis North America, Inc.
	6.200% 03/28/17	470,000	476,153
			2,372,051
Multi-Line Insurance — 0.3%
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	350,000	358,750
	7.750% 07/15/37	260,000	247,000
	8.300% 04/15/26	15,000	15,000
			620,750
Mutual Insurance — 0.0%
Lumbermens Mutual Casualty
	8.450% 12/01/97 (b)(e)	30,000	303
	9.150% 07/01/26 (b)(e)	645,000	6,515
			6,818
Property/Casualty Insurance — 1.0%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	1,920,000	1,900,800
			1,900,800
Insurance Total			4,900,419
Real Estate Investment Trusts (REITs) — 1.0%
REITS-Health Care — 0.4%
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	780,000	778,050
			778,050

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
FINANCIALS — (continued)
REITS-Single Tenant — 0.6%
Trustreet Properties, Inc.
	7.500% 04/01/15	1,106,000	1,139,671
			1,139,671
Real Estate Investment Trusts (REITs) Total			1,917,721
FINANCIALS TOTAL			20,791,028
INDUSTRIALS — 8.2%
Aerospace & Defense — 0.5%
Aerospace/Defense — 0.3%
DAE Aviation Holdings, Inc.
	11.250% 08/01/15 (b)	720,000	673,200
			673,200
Aerospace/Defense-Equipment — 0.2%
BE Aerospace, Inc.
	8.500% 07/01/18	365,000	389,638
			389,638
Aerospace & Defense Total			1,062,838
Building Materials — 1.5%
Building & Construction Products-Miscellaneous — 0.4%
Building Materials Corp. of America
	7.000% 02/15/20 (b)	440,000	445,500
	7.500% 03/15/20 (b)	325,000	324,187
			769,687
Building Products-Air & Heating — 0.3%
Goodman Global, Inc.
	13.500% 02/15/16	430,000	480,525
			480,525
Building Products-Cement/Aggregation — 0.8%
Texas Industries, Inc.
	7.250% 07/15/13	1,580,000	1,552,350
			1,552,350
Building Materials Total			2,802,562
Building Products — 0.1%
Chemical-Plastics — 0.1%
CPG International I, Inc.
	10.500% 07/01/13	210,000	210,525
			210,525
Building Products Total			210,525

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
INDUSTRIALS — (continued)
Electrical Components & Equipment — 0.4%
Wire & Cable Products — 0.4%
Belden, Inc.
	7.000% 03/15/17	810,000	797,850
			797,850
Electrical Components & Equipment Total			797,850
Environmental Control — 0.9%
Pollution Control — 0.9%
Geo Sub Corp.
	11.000% 05/15/12	1,775,000	1,735,062
			1,735,062
Environmental Control Total			1,735,062
Metal Fabricate/Hardware — 0.9%
Metal Processors & Fabrication — 0.8%
Neenah Foundary Co.
	1.000% 11/02/10 (g)	500,000	500,000
	9.500% 01/01/17 (i)	1,055,000	572,338
	12.500% 11/05/10 (04/05/10) (c)(d)(f)(g)	500,000	500,000
			1,572,338
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc.
	7.375% 06/01/17	70,000	63,175
			63,175
Metal Fabricate/Hardware Total			1,635,513
Miscellaneous Manufacturing — 1.1%
Diversified Manufacturing Operators — 1.0%
Actuant Corp.
	6.875% 06/15/17	680,000	659,600
RBS Global, Inc. & Rexnord Corp.
	9.500% 08/01/14	590,000	613,600
SPX Corp.
	7.625% 12/15/14	555,000	580,669
			1,853,869
Firearms & Ammunition — 0.1%
Colt Defense LLC/Colt Finance Corp.
	8.750% 11/15/17 (b)	260,000	260,650
			260,650
Miscellaneous Manufacturing Total			2,114,519

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
INDUSTRIALS — (continued)
Packaging & Containers — 1.7%
Containers-Metal/Glass — 1.1%
Ball Corp.
	6.875% 12/15/12	380,000	383,800
Crown Americas LLC / Crown Americas Capital Corp.
	7.625% 11/15/13	142,000	146,260
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	935,000	946,687
Silgan Holdings, Inc.
	6.750% 11/15/13	565,000	572,063
			2,048,810
Containers-Paper/Plastic — 0.6%
Plastipak Holdings, Inc.
	10.625% 08/15/19 (b)	1,030,000	1,145,875
			1,145,875
Packaging & Containers Total			3,194,685
Transportation — 1.1%
Automotive — 0.0%
BHM Technologies
	8.500% 10/11/26 (06/30/10) (c)(d)(f)(g)(i)	395,208	20,748
			20,748
Transportation-Marine — 0.3%
Martin Midstream Partners & Finance
	8.875% 04/01/18 (b)	480,000	484,800
			484,800
Transportation-Railroad — 0.1%
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14	280,000	282,100
			282,100
Transportation-Shipping — 0.7%
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	845,000	852,394

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
INDUSTRIALS — (continued)
Greenbrier Companies, Inc.
	8.375% 05/15/15	485,000	441,350
			1,293,744
Transportation Total			2,081,392
INDUSTRIALS TOTAL			15,634,946
TECHNOLOGY — 1.6%
Software — 1.6%
Application Software — 1.5%
SS&C Technologies, Inc.
	11.750% 12/01/13	1,190,000	1,262,887
Sungard Data Systems, Inc.
	4.875% 01/15/14	795,000	752,269
	10.625% 05/15/15	680,000	741,200
			2,756,356
Transactional Software — 0.1%
Open Solutions, Inc.
	9.750% 02/01/15 (b)	250,000	215,313
			215,313
Software Total			2,971,669
TECHNOLOGY TOTAL			2,971,669
UTILITIES — 4.9%
Electric — 4.8%
Electric-Generation — 0.5%
Cedar Brakes LLC
	8.500% 02/15/14 (b)	67,541	67,998
	9.875% 09/01/13 (b)	96,928	98,702
Reliant Energy Mid-Atlantic Power Holdings LLC
	9.681% 07/02/26	700,000	744,625
			911,325
Electric-Integrated — 2.7%
Energy Future Holdings Corp.
	10.875% 11/01/17	325,000	241,313
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	345,000	357,937
Nevada Power Co.
	5.875% 01/15/15	775,000	844,217
	6.500% 04/15/12	200,000	216,178
PNM Resources, Inc.
	9.250% 05/15/15	835,000	888,231
Public Service Co. of New Mexico
	7.950% 05/15/18	585,000	610,325

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes— (continued)
UTILITIES — (continued)
Texas Competitive Electric Holdings Co. LLC
	3.729% 10/10/14 (04/09/10) (c)(d)(f)	2,461,875	2,011,766
			5,169,967
Independent Power Producer — 1.6%
AES Eastern Energy LP
	9.000% 01/02/17	200,253	206,261
NRG Energy, Inc.
	7.375% 02/01/16	455,000	451,588
RRI Energy, Inc.
	7.625% 06/15/14	500,000	467,500
	7.875% 06/15/17	2,025,000	1,817,437
			2,942,786
Electric Total			9,024,078
Gas Utilities — 0.1%
Retail-Propane Distributors — 0.1%
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	217,000	220,798
			220,798
Gas Utilities Total			220,798
UTILITIES TOTAL			9,244,876

	Total Corporate Fixed-Income Bonds & Notes (cost of $167,236,756)		170,814,214

		Shares
Preferred Stocks — 0.3%
FINANCIALS — 0.3%
Real Estate Investment Trusts (REITs) — 0.3%
REITS-Diversified — 0.3%
	Sovereign Real Estate Investment Corp., 12.00% (b)	450	513,000
REITS-Diversified Total			513,000
Real Estate Investment Trusts (REITs) Total			513,000
FINANCIALS TOTAL			513,000
TRANSPORTATION — 0.0%
Automotive — 0.0%
	BHM Technologies (g)(j)	430	4
Automotive Total			4
TRANSPORTATION TOTAL			4

	Total Preferred Stocks (cost of $561,105)		513,004

		Par (a)	Value ($)
Convertible Bonds — 0.2%
COMMUNICATIONS — 0.0%
Internet — 0.0%
Web Portals/ISP — 0.0%
At Home Corp.
	4.750% 12/15/06 (g)(h)(i)	296,350	30
Web Portals/ISP Total			30
Internet Total			30
COMMUNICATIONS TOTAL			30
DIVERSIFIED — 0.2%
Diversified Holding Companies — 0.2%
Icahn Enterprises LP
	4.000% 08/15/13 (04/15/10) (c)(d)	430,000	380,550
Diversified Holding Companies Total			380,550
DIVERSIFIED TOTAL			380,550

	Total Convertible Bonds (cost of $387,568)		380,580

Shares
Common Stocks — 0.1%
COMMUNICATIONS — 0.0%
Media — 0.0%
	Haights Cross Communications (g)(j)(k)	27,056	—

		Shares	Value ($)
Common Stocks — (continued)
	Ziff Davis Media, Inc. (g)(j)	1,111	11
Media Total			11
COMMUNICATIONS TOTAL			11
CONSUMER DISCRETIONARY — 0.0%
Auto Components — 0.0%
	Lear Corp. (j)	1,000	79,350
Auto Components Total			79,350
CONSUMER DISCRETIONARY TOTAL			79,350
CONSUMER NON-CYCLICAL — 0.1%
Consumer Services — 0.1%
	World Color Press, Inc. (j)	13,323	159,210
Consumer Services Total			159,210
CONSUMER NON-CYCLICAL TOTAL			159,210
INDUSTRIALS — 0.0%
Road & Rail — 0.0%
	Quality Distribution, Inc. (j)	195	1,176
Road & Rail Total			1,176
INDUSTRIALS TOTAL			1,176
INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
	Loral Space & Communications, Inc. (j)	6	211
Communications Equipment Total			211
INFORMATION TECHNOLOGY TOTAL			211
TRANSPORTATION — 0.0%
Automotive — 0.0%
	BHM Technologies (g)(j)	35,922	359
Automotive Total			359
TRANSPORTATION TOTAL			359

	Total Common Stocks (cost of $1,725,105)		240,317

		Units	Value ($)
Warrants — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
Multimedia — 0.0%
Haights Cross Communications	Expires 12/10/11(b)(g)(j)(k)	318	—
	Multimedia Total		—
	Media Total		—
	COMMUNICATIONS TOTAL		—
CONSUMER NON-CYCLICAL — 0.0%
Commercial Services — 0.0%
World Color Press, Inc.	Expires 07/14/20(j)	15,100	62,287
	Commercial Services Total		62,287
	CONSUMER NON-CYCLICAL TOTAL		62,287

	Total Warrants (cost of $244,687)		62,287

		Par (a)
Short-Term Obligation — 7.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/10, due 04/01/10 at 0.000%, collateralized by a U.S. Government Agency obligation maturing 09/05/13, market value $13,839,513 (repurchase proceeds $13,566,000)	13,566,000	13,566,000

	Total Short-Term Obligation (cost of $13,566,000)		13,566,000

	Total Investments — 97.3% (cost of $183,721,221)(l)(m)		185,576,402

	Other Assets & Liabilities, Net — 2.7%		5,190,857

	Net Assets — 100.0%		190,767,259

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net assets. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$19,534,154	$—	$19,534,154
Communications	—	24,841,004	112,749	24,953,753
Consumer Cyclical	—	23,849,183	22,984	23,872,167
Consumer Non-Cyclical	—	28,741,613	—	28,741,613
Diversified	—	616,821	—	616,821
Energy	—	24,453,187	—	24,453,187
Financials	—	20,075,355	715,673	20,791,028
Industrials	—	14,614,198	1,020,748	15,634,946
Technology	—	2,971,669	—	2,971,669
Utilities	—	9,244,876	—	9,244,876
Total Corporate Fixed-Income Bonds & Notes	—	168,942,060	1,872,154	170,814,214
Preferred Stocks
Financials	—	513,000	—	513,000
Transportation	—	—	4	4
Total Preferred Stocks	—	513,000	4	513,004
Convertible Bonds
Communications	—	—	30	30
Diversified	—	380,550	—	380,550
Total Convertible Bonds	—	380,550	30	380,580
Common Stocks
Communications	—	—	11	11
Consumer Discretionary	79,350	—	—	79,350
Consumer Non-Cyclical	159,210	—	—	159,210
Industrials	1,176	—	—	1,176
Information Technology	211	—	—	211
Transportation	—	—	359	359
Total Common Stocks	239,947	—	370	240,317
Total Warrants	62,287	—	—	62,287
Total Short-Term Obligation	—	13,566,000	—	13,566,000
Total Investments	$302,234	$183,401,610	$1,872,558	$185,576,402

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.  Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Common Stock, Corporate Fixed Income Securities and Convertible Bonds classified as Level 3 are valued using an income approach that was determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.  To determine fair value for these securities, management considered estimates of distributions from potential actions related to the respective company’s bankruptcy filing.  Certain Common Stock, Corporate Fixed Income Securities and Preferred Stock classified as Level 3 are valued using a market approach that was determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.  To determine fair value for these securities, management considered various factors including, but not limited to, trades of similar securities, earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

The following table reconciles asset balances for the three months ended March 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2010
Corporate Fixed Income Bonds & Notes
Communications	$113,414	$—	$(34,309)	$31,699	$—	$(3,764)	$5,709	$—	$112,749
Consumer Cyclical	24,511	(2)	231	789	—	(2,545)	—	—	22,984
Financials	707,387	—	—	8,286	—	—	—	—	715,673
Industrials	51,484	—	—	(31,162)	1,000,426	—	—	—	1,020,748
Preferred Stocks
Transportations	4	—	—	—	—	—	—	—	4
Common Stocks
Communications	11	—	—	—		—	—	—	11
Transportation	359	—	—	—		—	—	—	359
Convertible Bonds
Communications	30	—	—	—		—	—	—	30
Warrants
Communications	—	—	(13,519)	13,519		—	—	—	—
	$897,200	$(2)	$(47,597)	$23,131	$1,000,426	$(6,309)	$5,709	$—	$1,872,558

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at March 31, 2010 which were valued using significant unobservable inputs (Level 3) amounted to $24,697.

The Fund adopted FASB Accounting Standards Update No. 2010-06 “Fair Value Measurements and Disclosures (Topic 820)” (“the Update”), effective March 31, 2010. This Update applies to Fund’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$5,709	$5,709	$—

Financial assets were transferred from Level 2 to Level 3 due to pricing services discontinuing coverage of the security and the resulting need of management to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Principal amount is stated in United States dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities, which are not illiquid except for the following, amounted to $40,243,155 , which represents 21.1% of net assets.

Security	Acquisition Date	Par/Shares/Units	Acquisition Cost	Market Value
Lumbermens Mutual Casualty:
8.450% 12/01/97	03/06/03	$30,000	$2,756	$303
9.150% 07/01/26	01/10/03-03/06/03	$645,000	140,714	6,515
ION Media Networks, Inc. PIK
10.070% 01/15/13	12/19/05-04/14/09	$351,319	316,604	35
Haights Cross Communications
Warrants Expire 12/10/11	01/15/04 - 02/03/06	318	—	—
Sovereign Real Estate Investment Corp. Preferred Stock 12.000%	08/21/00 -10/17/06	450	561,082	513,000
Trinity Acquisition Ltd.
12.875% 12/31/16	03/04/09	$520,000	520,000	715,673
				$1,235,526

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2010.
(d)	Parenthetical date represents the next interest rate reset date for the security.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At March 31, 2010, the value of these securities amounted to $1,309,602, which represents 0.7% of net assets.

(f)	Loan participation agreement.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2010, the value of these securities amounted to $1,872,558, which represents 1.0% of net assets.

(h)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.
(i)	The issuer is in default of certain debt covenants. Income is not being accrued. At March 31, 2010, the value of these securities amounted to $593,116, which represents 0.3% of net assets.
(j)	Non-income producing security.
(k)	Security has no value.
(l)	Cost for federal income tax purposes is $184,379,224.
(m)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$9,515,274	$(8,318,096)	$1,197,178

Acronym	Name

CAD	Canadian Dollar
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia Marsico 21st Century Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 94.9%
CONSUMER DISCRETIONARY — 21.8%
Hotels, Restaurants & Leisure — 5.4%
	Chipotle Mexican Grill, Inc., Class A (a)	7,658	862,827
	Starwood Hotels & Resorts Worldwide, Inc.	49,855	2,325,237
	Vail Resorts, Inc. (a)	90,320	3,620,929
	Wynn Resorts Ltd. (a)	20,187	1,530,780
Hotels, Restaurants & Leisure Total			8,339,773
Household Durables — 1.3%
	Cyrela Brazil Realty SA	87,100	1,031,476
	PDG Realty SA Empreendimentos e Participacoes	123,500	1,028,501
Household Durables Total			2,059,977
Internet & Catalog Retail — 2.2%
	Amazon.com, Inc. (a)	19,593	2,659,358
	priceline.com, Inc. (a)	3,271	834,105
Internet & Catalog Retail Total			3,493,463
Media — 7.3%
	CBS Corp., Class B	349,705	4,874,888
	Walt Disney Co.	184,133	6,428,083
Media Total			11,302,971
Specialty Retail — 3.5%
	J Crew Group, Inc. (a)	84,428	3,875,245
	Rue21, Inc. (a)	24,480	848,722
	Williams-Sonoma, Inc.	28,290	743,744
Specialty Retail Total			5,467,711
Textiles, Apparel & Luxury Goods — 2.1%
	Polo Ralph Lauren Corp.	38,551	3,278,377
Textiles, Apparel & Luxury Goods Total			3,278,377
CONSUMER DISCRETIONARY TOTAL			33,942,272
CONSUMER STAPLES — 2.9%
Beverages — 2.9%
	Anheuser-Busch InBev NV	88,234	4,444,568
Beverages Total			4,444,568
CONSUMER STAPLES TOTAL			4,444,568
ENERGY — 4.1%
Energy Equipment & Services — 2.0%
	National-Oilwell Varco, Inc.	79,119	3,210,649
Energy Equipment & Services Total			3,210,649

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 2.1%
	Range Resources Corp.	68,838	3,226,437
Oil, Gas & Consumable Fuels Total			3,226,437
ENERGY TOTAL			6,437,086
FINANCIALS — 32.1%
Capital Markets — 5.0%
	Jefferies Group, Inc.	171,727	4,064,778
	State Street Corp.	82,755	3,735,561
Capital Markets Total			7,800,339
Commercial Banks — 19.4%
	City National Corp.	58,301	3,146,505
	CVB Financial Corp.	148,522	1,474,824
	First Horizon National Corp. (a)	192,170	2,699,989
	First Midwest Bancorp, Inc.	56,506	765,656
	Glacier Bancorp, Inc.	50,432	768,079
	PNC Financial Services Group, Inc.	106,884	6,380,975
	U.S. Bancorp	220,856	5,715,753
	Wells Fargo & Co.	300,435	9,349,537
Commercial Banks Total			30,301,318
Diversified Financial Services — 5.1%
	JPMorgan Chase & Co.	176,865	7,914,709
Diversified Financial Services Total			7,914,709
Real Estate Investment Trusts (REITs) — 0.9%
	Colony Financial, Inc.	26,613	532,260
	Taubman Centers, Inc.	20,390	813,969
Real Estate Investment Trusts (REITs) Total			1,346,229
Thrifts & Mortgage Finance — 1.7%
	First Niagara Financial Group, Inc.	191,767	2,726,926
Thrifts & Mortgage Finance Total			2,726,926
FINANCIALS TOTAL			50,089,521
HEALTH CARE — 7.9%
Biotechnology — 3.9%
	Celgene Corp. (a)	49,057	3,039,572
	Gilead Sciences, Inc. (a)	65,738	2,989,764
Biotechnology Total			6,029,336
Health Care Equipment & Supplies — 3.7%
	Intuitive Surgical, Inc. (a)	16,530	5,754,589
Health Care Equipment & Supplies Total			5,754,589

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 0.3%
	Emergency Medical Services Corp., Class A (a)	8,639	488,535
Health Care Providers & Services Total			488,535
HEALTH CARE TOTAL			12,272,460
INDUSTRIALS — 8.0%
Aerospace & Defense — 2.3%
	Precision Castparts Corp.	27,730	3,513,668
Aerospace & Defense Total			3,513,668
Commercial Services & Supplies — 0.5%
	Ritchie Bros Auctioneers, Inc.	36,333	782,250
Commercial Services & Supplies Total			782,250
Construction & Engineering — 0.5%
	Aecom Technology Corp. (a)	29,097	825,482
Construction & Engineering Total			825,482
Electrical Equipment — 0.7%
	Sensata Technologies Holding NV (a)	64,200	1,153,032
Electrical Equipment Total			1,153,032
Road & Rail — 4.0%
	CSX Corp.	122,399	6,230,109
Road & Rail Total			6,230,109
INDUSTRIALS TOTAL			12,504,541
INFORMATION TECHNOLOGY — 13.7%
Computers & Peripherals — 3.2%
	Apple, Inc. (a)	20,974	4,927,422
Computers & Peripherals Total			4,927,422
Internet Software & Services — 3.6%
	Google, Inc., Class A (a)	9,095	5,156,956
	OpenTable, Inc. (a)	13,291	506,786
Internet Software & Services Total			5,663,742
IT Services — 4.1%
	MasterCard, Inc., Class A	25,131	6,383,274
IT Services Total			6,383,274
Semiconductors & Semiconductor Equipment — 1.6%
	Cree, Inc. (a)	36,078	2,533,397
Semiconductors & Semiconductor Equipment Total			2,533,397

3

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 1.2%
ANSYS, Inc. (a)	42,526	1,834,571
Software Total		1,834,571
INFORMATION TECHNOLOGY TOTAL		21,342,406
TELECOMMUNICATION SERVICES — 4.4%
Wireless Telecommunication Services — 4.4%
Crown Castle International Corp. (a)	180,855	6,914,087
Wireless Telecommunication Services Total		6,914,087
TELECOMMUNICATION SERVICES TOTAL		6,914,087

Total Common Stocks (cost of $111,104,604)		147,946,941

		Units
Warrants — 0.6%
FINANCIALS — 0.6%
	JPMorgan Chase & Co., Expires 10/28/18 (a)	61,505	945,332
FINANCIALS TOTAL			945,332

	Total Warrants (cost of $772,659)		945,332

		Par ($)
Short-Term Obligation — 4.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/10, due 04/01/10, at 0.00%, collateralized by a U.S. Government Agency obligation maturing 04/15/14, market value $7,185,580 (repurchase proceeds $7,044,000)	7,044,000	7,044,000

	Total Short-Term Obligation (cost of $7,044,000)		7,044,000

	Total Investments — 100.0% (cost of $118,921,263)(b)(c)		155,936,273

	Other Assets & Liabilities, Net — 0.0%		22,060

	Net Assets — 100.0%		155,958,333

4

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following table summarizes the inputs used, as of March  31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$33,942,272	$—	$—	$33,942,272
Consumer Staples	—	4,444,568	—	4,444,568
Energy	6,437,086	—	—	6,437,086
Financials	50,089,521	—	—	50,089,521
Health Care	12,272,460	—	—	12,272,460
Industrials	12,504,541	—	—	12,504,541
Information Technology	21,342,406	—	—	21,342,406
Telecommunication Services	6,914,087	—	—	6,914,087
Total Common Stocks	143,502,373	4,444,568	—	147,946,941
Total Warrants	945,332	—	—	945,332
Total Short-Term Obligation	—	7,044,000	—	7,044,000
Total Investments	$144,447,705	$11,488,568	$—	$155,936,273

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

The Fund adopted FASB Accounting Standards Update No. 2010-06 “Fair Value Measurements and Disclosures (Topic 820)” (“the Update”), effective March 31, 2010.  This Update applies to Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy.

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$2,059,978	$—	$—	$2,059,978

Assets identified in the above table no longer utilize third party statistical pricing services.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $118,921,263.
(c)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$37,763,847	$(748,837)	$37,015,010

6

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia Marsico Focused Equities Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 98.1%
CONSUMER DISCRETIONARY — 12.1%
Hotels, Restaurants & Leisure — 4.9%
	McDonald’s Corp.	46,897	3,128,968
	Wynn Resorts Ltd. (a)	20,136	1,526,913
Hotels, Restaurants & Leisure Total			4,655,881
Internet & Catalog Retail — 4.9%
	Amazon.com, Inc. (a)	18,260	2,478,430
	priceline.com, Inc. (a)	8,313	2,119,815
Internet & Catalog Retail Total			4,598,245
Media — 2.3%
	Walt Disney Co.	62,559	2,183,934
Media Total			2,183,934
CONSUMER DISCRETIONARY TOTAL			11,438,060
CONSUMER STAPLES — 0.9%
Food Products — 0.9%
	Mead Johnson Nutrition Co., Class A	16,537	860,420
Food Products Total			860,420
CONSUMER STAPLES TOTAL			860,420
ENERGY — 5.5%
Energy Equipment & Services — 4.0%
	Transocean Ltd. (a)	43,909	3,792,859
Energy Equipment & Services Total			3,792,859
Oil, Gas & Consumable Fuels — 1.5%
	Southwestern Energy Co. (a)	35,087	1,428,743
Oil, Gas & Consumable Fuels Total			1,428,743
ENERGY TOTAL			5,221,602
FINANCIALS — 20.6%
Capital Markets — 3.8%
	Goldman Sachs Group, Inc.	20,845	3,556,782
Capital Markets Total			3,556,782
Commercial Banks — 9.9%
	ICICI Bank Ltd., ADR	26,354	1,125,316
	U.S. Bancorp	130,068	3,366,160
	Wells Fargo & Co.	155,084	4,826,214
Commercial Banks Total			9,317,690
Consumer Finance — 3.1%
	American Express Co.	72,093	2,974,557
Consumer Finance Total			2,974,557

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 3.8%
	JPMorgan Chase & Co.	80,194	3,588,682
Diversified Financial Services Total			3,588,682
FINANCIALS TOTAL			19,437,711
HEALTH CARE — 8.6%
Biotechnology — 0.9%
	Gilead Sciences, Inc. (a)	18,546	843,472
Biotechnology Total			843,472
Health Care Equipment & Supplies — 2.6%
	Intuitive Surgical, Inc. (a)	6,977	2,428,903
Health Care Equipment & Supplies Total			2,428,903
Pharmaceuticals — 5.1%
	Johnson & Johnson	27,255	1,777,026
	Merck & Co., Inc.	82,588	3,084,662
Pharmaceuticals Total			4,861,688
HEALTH CARE TOTAL			8,134,063
INDUSTRIALS — 16.5%
Aerospace & Defense — 6.1%
	General Dynamics Corp.	42,672	3,294,278
	Goodrich Corp.	34,940	2,463,969
Aerospace & Defense Total			5,758,247
Air Freight & Logistics — 2.7%
	FedEx Corp.	27,531	2,571,395
Air Freight & Logistics Total			2,571,395
Road & Rail — 7.7%
	Norfolk Southern Corp.	42,359	2,367,445
	Union Pacific Corp.	66,404	4,867,413
Road & Rail Total			7,234,858
INDUSTRIALS TOTAL			15,564,500
INFORMATION TECHNOLOGY — 21.3%
Communications Equipment — 2.8%
	Cisco Systems, Inc. (a)	100,376	2,612,787
Communications Equipment Total			2,612,787
Computers & Peripherals — 6.5%
	Apple, Inc. (a)	25,999	6,107,945
Computers & Peripherals Total			6,107,945
Internet Software & Services — 6.1%
	Baidu, Inc., ADR (a)	4,338	2,589,786

2

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Google, Inc., Class A (a)	5,692	3,227,421
Internet Software & Services Total			5,817,207
IT Services — 5.9%
	MasterCard, Inc., Class A	11,587	2,943,098
	Visa, Inc., Class A	29,350	2,671,731
IT Services Total			5,614,829
INFORMATION TECHNOLOGY TOTAL			20,152,768
MATERIALS — 12.6%
Chemicals — 8.4%
	Dow Chemical Co.	219,672	6,495,701
	Potash Corp. of Saskatchewan, Inc.	11,919	1,422,533
Chemicals Total			7,918,234
Metals & Mining — 4.2%
	BHP Billiton PLC, ADR	59,035	4,039,765
Metals & Mining Total			4,039,765
MATERIALS TOTAL			11,957,999

	Total Common Stocks (cost of $70,213,581)		92,767,123

	Total Investments — 98.1% (cost of $70,213,581)(b)(c)		92,767,123

	Other Assets & Liabilities, Net — 1.9%		1,813,379

	Net Assets — 100.0%		94,580,502

3

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements) were used in determining value for all securities in the Investment Portfolio as of March 31, 2010.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $70,213,581.
(c)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

4

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$23,021,051	$(467,509)	$22,553,542

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia Marsico Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 91.2%
CONSUMER DISCRETIONARY — 16.5%
Hotels, Restaurants & Leisure — 6.7%
	McDonald’s Corp.	1,225,692	81,778,170
	Starwood Hotels & Resorts Worldwide, Inc.	1,313,203	61,247,788
	Wynn Resorts Ltd. (a)	166,073	12,593,316
Hotels, Restaurants & Leisure Total			155,619,274
Internet & Catalog Retail — 4.1%
	Amazon.com, Inc. (a)	526,039	71,399,274
	priceline.com, Inc. (a)	100,099	25,525,245
Internet & Catalog Retail Total			96,924,519
Media — 1.1%
	DIRECTV, Class A (a)	789,235	26,684,035
Media Total			26,684,035
Multiline Retail — 0.7%
	Nordstrom, Inc.	404,871	16,538,980
Multiline Retail Total			16,538,980
Specialty Retail — 0.9%
	Tiffany & Co.	439,732	20,882,873
Specialty Retail Total			20,882,873
Textiles, Apparel & Luxury Goods — 3.0%
	NIKE, Inc., Class B	784,669	57,673,172
	Polo Ralph Lauren Corp.	136,410	11,600,306
Textiles, Apparel & Luxury Goods Total			69,273,478
CONSUMER DISCRETIONARY TOTAL			385,923,159
ENERGY — 7.0%
Energy Equipment & Services — 4.5%
	National-Oilwell Varco, Inc.	432,500	17,550,850
	Transocean Ltd. (a)	1,017,791	87,916,786
Energy Equipment & Services Total			105,467,636
Oil, Gas & Consumable Fuels — 2.5%
	EOG Resources, Inc.	623,969	57,991,679
Oil, Gas & Consumable Fuels Total			57,991,679
ENERGY TOTAL			163,459,315
FINANCIALS — 15.8%
Capital Markets — 3.5%
	Goldman Sachs Group, Inc.	474,377	80,942,948
Capital Markets Total			80,942,948
Commercial Banks — 7.6%
	PNC Financial Services Group, Inc.	776,299	46,345,050
	U.S. Bancorp	1,433,266	37,092,924

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Wells Fargo & Co.	3,055,558	95,088,965
Commercial Banks Total			178,526,939
Consumer Finance — 1.6%
	American Express Co.	922,220	38,050,797
Consumer Finance Total			38,050,797
Diversified Financial Services — 3.1%
	JPMorgan Chase & Co.	1,614,832	72,263,732
Diversified Financial Services Total			72,263,732
FINANCIALS TOTAL			369,784,416
HEALTH CARE — 4.9%
Biotechnology — 1.0%
	Gilead Sciences, Inc. (a)	503,895	22,917,145
Biotechnology Total			22,917,145
Pharmaceuticals — 3.9%
	Johnson & Johnson	718,138	46,822,598
	Merck & Co., Inc.	1,225,935	45,788,672
Pharmaceuticals Total			92,611,270
HEALTH CARE TOTAL			115,528,415
INDUSTRIALS — 10.7%
Aerospace & Defense — 1.8%
	General Dynamics Corp.	554,649	42,818,903
Aerospace & Defense Total			42,818,903
Air Freight & Logistics — 2.7%
	FedEx Corp.	679,730	63,486,782
Air Freight & Logistics Total			63,486,782
Machinery — 0.6%
	Danaher Corp.	177,271	14,165,726
Machinery Total			14,165,726
Road & Rail — 5.6%
	Norfolk Southern Corp.	680,189	38,015,763
	Union Pacific Corp.	1,266,807	92,856,953
Road & Rail Total			130,872,716
INDUSTRIALS TOTAL			251,344,127
INFORMATION TECHNOLOGY — 22.0%
Communications Equipment — 3.9%
	Cisco Systems, Inc. (a)	2,826,740	73,580,042
	Research In Motion Ltd. (a)	223,649	16,538,844
Communications Equipment Total			90,118,886

2

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 6.8%
	Apple, Inc. (a)	511,692	120,211,801
	EMC Corp. (a)	2,152,940	38,839,038
Computers & Peripherals Total			159,050,839
Internet Software & Services — 6.2%
	Baidu, Inc., ADR (a)	106,953	63,850,941
	Google, Inc., Class A (a)	144,407	81,880,213
Internet Software & Services Total			145,731,154
IT Services — 5.1%
	MasterCard, Inc., Class A	225,693	57,326,022
	Visa, Inc., Class A	693,162	63,098,537
IT Services Total			120,424,559
INFORMATION TECHNOLOGY TOTAL			515,325,438
MATERIALS — 12.2%
Chemicals — 8.7%
	Air Products & Chemicals, Inc.	210,848	15,592,210
	Dow Chemical Co.	2,683,585	79,353,608
	Potash Corp. of Saskatchewan, Inc.	276,072	32,949,193
	PPG Industries, Inc.	522,132	34,147,433
	Praxair, Inc.	491,315	40,779,145
Chemicals Total			202,821,589
Metals & Mining — 3.5%
	BHP Billiton PLC, ADR	1,203,477	82,353,931
Metals & Mining Total			82,353,931
MATERIALS TOTAL			285,175,520
TELECOMMUNICATION SERVICES — 2.1%
Wireless Telecommunication Services — 2.1%
	American Tower Corp., Class A (a)	827,454	35,257,815
	Crown Castle International Corp. (a)	356,415	13,625,745
Wireless Telecommunication Services Total			48,883,560
TELECOMMUNICATION SERVICES TOTAL			48,883,560

	Total Common Stocks (cost of $1,651,058,659)		2,135,423,950

3

		Shares	Value ($)
Preferred Stock — 0.3%
FINANCIALS — 0.3%
Commercial Banks — 0.3%
	Wells Fargo & Co., Series J, 8.000% (a)	245,950	6,714,435
Commercial Banks Total			6,714,435
FINANCIALS TOTAL			6,714,435

	Total Preferred Stock (cost of $4,662,930)		6,714,435

		Par ($)
Short-Term Obligation — 8.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/10, due 04/01/10 at 0.00%, collateralized by U.S. Government obligations with various maturities to 01/31/14, market value $201,382,075 (repurchase proceeds $197,433,000)	197,433,000	197,433,000

	Total Short-Term Obligation (cost of $197,433,000)		197,433,000

	Total Investments— 99.9% (cost of $1,853,154,589) (b)(c)		2,339,571,385

	Other Assets & Liabilities, Net — 0.1%		1,798,022

	Net Assets — 100.0%		2,341,369,407

4

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March  31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$2,135,423,950	$—	$—	$2,135,423,950
Total Preferred Stock	6,714,435	—	—	6,714,435
Total Short-Term Obligation	—	197,433,000	—	197,433,000
Total Investments	$2,142,138,385	$197,433,000	$—	$2,339,571,385

5

The Fund’s assets assigned to the Level 2 input category represent short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,853,154,589.
(c)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$507,943,009	$(21,526,213)	$486,416,796

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia Marsico International Opportunities Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 96.2%
CONSUMER DISCRETIONARY — 17.0%
Automobiles — 2.8%
	Daimler AG, Registered Shares	65,109	3,065,131
	Honda Motor Co., Ltd.	94,200	3,325,062
Automobiles Total			6,390,193
Distributors — 1.4%
	Li & Fung Ltd.	636,000	3,125,015
Distributors Total			3,125,015
Hotels, Restaurants & Leisure — 2.9%
	Accor SA	50,018	2,767,128
	Compass Group PLC	369,720	2,951,122
	Ctrip.com International Ltd., ADR (a)	26,000	1,019,200
Hotels, Restaurants & Leisure Total			6,737,450
Household Durables — 4.5%
	Cyrela Brazil Realty SA	218,000	2,581,651
	Gafisa SA	404,664	2,796,593
	Panasonic Corp.	170,500	2,607,926
	PDG Realty SA Empreendimentos e Participacoes	267,900	2,231,056
Household Durables Total			10,217,226
Media — 1.1%
	Publicis Groupe SA	57,940	2,479,172
Media Total			2,479,172
Specialty Retail — 2.5%
	Inditex SA (b)	85,661	5,646,644
Specialty Retail Total			5,646,644
Textiles, Apparel & Luxury Goods — 1.8%
	Adidas AG	43,804	2,342,890
	Swatch Group AG	5,310	1,693,117
Textiles, Apparel & Luxury Goods Total			4,036,007
CONSUMER DISCRETIONARY TOTAL			38,631,707
CONSUMER STAPLES — 12.8%
Beverages — 6.0%
	Anheuser-Busch InBev NV (b)	137,434	6,922,895
	Heineken NV	67,589	3,473,551
	Pernod-Ricard SA	39,912	3,389,143
Beverages Total			13,785,589
Food & Staples Retailing — 4.3%
	China Resources Enterprise Ltd.	342,000	1,264,179
	FamilyMart Co., Ltd.	73,900	2,351,615
	Metro AG	64,197	3,808,203

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
	Tesco PLC	342,537	2,263,467
Food & Staples Retailing Total			9,687,464
Food Products — 1.5%
	Nestle SA, Registered Shares	66,889	3,425,651
Food Products Total			3,425,651
Household Products — 1.0%
	Reckitt Benckiser Group PLC	42,577	2,336,964
Household Products Total			2,336,964
CONSUMER STAPLES TOTAL			29,235,668
ENERGY — 5.7%
Energy Equipment & Services — 2.0%
	Transocean Ltd. (a)	53,491	4,620,553
Energy Equipment & Services Total			4,620,553
Oil, Gas & Consumable Fuels — 3.7%
	CNOOC Ltd.	1,392,200	2,284,397
	OGX Petroleo e Gas Participacoes SA	387,000	3,623,330
	Reliance Industries Ltd., GDR (c)	51,350	2,475,070
Oil, Gas & Consumable Fuels Total			8,382,797
ENERGY TOTAL			13,003,350
FINANCIALS — 16.8%
Capital Markets — 4.6%
	Credit Suisse Group AG, Registered Shares	112,711	5,809,790
	Daiwa Securities Group, Inc.	436,000	2,294,492
	Julius Baer Group Ltd.	66,187	2,401,036
Capital Markets Total			10,505,318
Commercial Banks — 9.9%
	Banco Bilbao Vizcaya Argentaria SA	285,152	3,901,475
	BNP Paribas	37,125	2,851,125
	HSBC Holdings PLC (b)	523,430	5,305,954
	ICICI Bank Ltd., ADR	81,732	3,489,957
	Mizuho Financial Group, Inc.	1,104,000	2,184,619
	Standard Chartered PLC	89,856	2,451,006
	Toronto-Dominion Bank	32,643	2,432,999
Commercial Banks Total			22,617,135
Real Estate Management & Development — 2.3%
	CapitaLand Ltd.	1,344,000	3,814,060

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Hang Lung Properties Ltd.	339,000	1,364,427
Real Estate Management & Development Total			5,178,487
FINANCIALS TOTAL			38,300,940
HEALTH CARE — 10.1%
Biotechnology — 1.1%
	CSL Ltd.	72,717	2,430,929
Biotechnology Total			2,430,929
Health Care Equipment & Supplies — 1.6%
	Covidien PLC	71,500	3,595,020
Health Care Equipment & Supplies Total			3,595,020
Life Sciences Tools & Services — 1.0%
	Lonza Group AG, Registered Shares	27,448	2,238,741
Life Sciences Tools & Services Total			2,238,741
Pharmaceuticals — 6.4%
	Novartis AG, Registered Shares (b)	84,944	4,587,975
	Novo-Nordisk A/S, Class B	57,205	4,438,945
	Teva Pharmaceutical Industries Ltd., ADR	90,351	5,699,341
Pharmaceuticals Total			14,726,261
HEALTH CARE TOTAL			22,990,951
INDUSTRIALS — 9.7%
Aerospace & Defense — 0.5%
	Rolls-Royce Group PLC (a)	127,940	1,156,156
Aerospace & Defense Total			1,156,156
Building Products — 0.6%
	Daikin Industries Ltd.	30,968	1,267,008
Building Products Total			1,267,008
Electrical Equipment — 4.6%
	ABB Ltd., Registered Shares (a)	115,904	2,531,553
	Alstom SA	53,101	3,311,353
	Schneider Electric SA	39,027	4,577,496
Electrical Equipment Total			10,420,402
Road & Rail — 1.5%
	Canadian National Railway Co.	55,251	3,347,658
Road & Rail Total			3,347,658
Trading Companies & Distributors — 2.5%
	Marubeni Corp.	746,000	4,636,068

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Noble Group Ltd.	532,000	1,163,673
Trading Companies & Distributors Total			5,799,741
INDUSTRIALS TOTAL			21,990,965
INFORMATION TECHNOLOGY — 11.0%
Communications Equipment — 2.5%
	Research In Motion Ltd. (a)	78,550	5,808,772
Communications Equipment Total			5,808,772
Electronic Equipment, Instruments & Components — 1.5%
	HON HAI Precision Industry Co., Ltd.	792,617	3,431,729
Electronic Equipment, Instruments & Components Total			3,431,729
Office Electronics — 2.1%
	Canon, Inc.	101,200	4,687,090
Office Electronics Total			4,687,090
Semiconductors & Semiconductor Equipment — 1.7%
	Infineon Technologies AG (a)	337,412	2,341,974
	Sumco Corp. (a)	68,300	1,452,352
Semiconductors & Semiconductor Equipment Total			3,794,326
Software — 3.2%
	Autonomy Corp. PLC (a)	104,485	2,890,474
	Longtop Financial Technologies Ltd., ADR (a)	39,006	1,256,383
	Nintendo Co., Ltd.	9,700	3,247,513
Software Total			7,394,370
INFORMATION TECHNOLOGY TOTAL			25,116,287
MATERIALS — 10.1%
Chemicals — 6.9%
	Akzo Nobel NV	42,665	2,431,508
	BASF SE	113,006	7,008,844
	Novozymes A/S, Class B	12,824	1,419,253
	Syngenta AG, Registered Shares	17,629	4,895,458
Chemicals Total			15,755,063
Metals & Mining — 3.2%
	Teck Resources Ltd. (a)	27,549	1,200,259
	ThyssenKrupp AG	67,878	2,333,701

4

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	Vale SA, ADR	113,900	3,666,441
Metals & Mining Total			7,200,401
MATERIALS TOTAL			22,955,464
TELECOMMUNICATION SERVICES — 3.0%
Diversified Telecommunication Services — 3.0%
	Telefonica SA	290,186	6,874,625
Diversified Telecommunication Services Total			6,874,625
TELECOMMUNICATION SERVICES TOTAL			6,874,625

	Total Common Stocks (cost of $179,503,848)		219,099,957
Preferred Stocks — 1.0%
CONSUMER DISCRETIONARY — 0.5%
Media — 0.5%
	NET Servicos de Comunicacao SA (a)	87,900	1,151,668
Media Total			1,151,668
CONSUMER DISCRETIONARY TOTAL			1,151,668
HEALTH CARE — 0.5%
Health Care Equipment & Supplies — 0.5%
	Fresenius SE	16,052	1,211,948
Health Care Equipment & Supplies Total			1,211,948
HEALTH CARE TOTAL			1,211,948

	Total Preferred Stocks (cost of $2,318,939)		2,363,616

		Par ($)
Short-Term Obligation — 3.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/10, due 04/01/10 at 0.000%, collateralized by a U.S. Government Agency obligation maturing 05/12/14, market value $7,353,675 (repurchase proceeds $7,208,000)	7,208,000	7,208,000

	Total Short-Term Obligation (cost of $7,208,000)		7,208,000

	Total Investments — 100.4% (cost of $189,030,787)(d)(e)		228,671,573

	Other Assets & Liabilities, Net — (0.4)%		(831,853)

	Net Assets — 100.0%		227,839,720

5

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

6

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March  31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$8,628,500	$30,003,207	$—	$38,631,707
Consumer Staples	—	29,235,668	—	29,235,668
Energy	10,718,953	2,284,397	—	13,003,350
Financials	5,922,956	32,377,984	—	38,300,940
Health Care	9,294,361	13,696,590	—	22,990,951
Industrials	3,347,658	18,643,307	—	21,990,965
Information Technology	7,065,155	18,051,132	—	25,116,287
Materials	4,866,700	18,088,764	—	22,955,464
Telecommunication Services	—	6,874,625	—	6,874,625
Total Common Stocks	49,844,283	169,255,674	—	219,099,957
Preferred Stocks
Consumer Discretionary	1,151,668	—	—	1,151,668
Health Care	—	1,211,948	—	1,211,948
Total Preferred Stocks	1,151,668	1,211,948	—	2,363,616
Total Short-Term Obligation	—	7,208,000	—	7,208,000
Total Investments	$50,995,951	$177,675,622	$—	$228,671,573

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

The Fund adopted FASB Accounting Standards Update No. 2010-06 “Fair Value Measurements and Disclosures (Topic 820)” (“the Update”), effective March 31, 2010.  This Update applies to Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy.

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$13,800,023	$—	$—	$13,800,023

Assets identified in the above table no longer utilize third party statistical pricing services.

7

The following table reconciles asset balances for the three months ended March 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2010

Rights	$—	$—	$543	$—	$—	$(543)	$—	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Non-income producing security.
(b)	Security purchased on a delayed delivery basis.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of this security, which is not illiquid, amounted to $2,475,070, which represents 1.1% of net assets.

(d)	Cost for federal income tax purposes is $189,030,787.
(e)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$42,756,784	$(3,115,998)	$39,640,786

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

8

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia Mid Cap Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 99.6%
CONSUMER DISCRETIONARY — 19.3%
Auto Components — 1.1%
	BorgWarner, Inc. (a)	9,240	352,783
Auto Components Total			352,783
Diversified Consumer Services — 0.5%
	Apollo Group, Inc., Class A (a)	2,470	151,386
Diversified Consumer Services Total			151,386
Hotels, Restaurants & Leisure — 3.3%
	Buffalo Wild Wings, Inc. (a)	3,300	158,763
	Ctrip.com International Ltd., ADR (a)	3,990	156,408
	Las Vegas Sands Corp. (a)	9,070	191,831
	Starwood Hotels & Resorts Worldwide, Inc.	4,647	216,736
	WMS Industries, Inc. (a)	3,580	150,145
	Wynn Resorts Ltd. (a)	2,340	177,442
Hotels, Restaurants & Leisure Total			1,051,325
Household Durables — 1.0%
	Tempur-Pedic International, Inc. (a)	10,210	307,934
Household Durables Total			307,934
Internet & Catalog Retail — 2.4%
	NetFlix, Inc. (a)	2,300	169,602
	priceline.com, Inc. (a)	2,340	596,700
Internet & Catalog Retail Total			766,302
Media — 3.0%
	CBS Corp., Class B	10,920	152,225
	DreamWorks Animation SKG, Inc., Class A (a)	6,020	237,128
	Lamar Advertising Co., Class A (a)	9,330	320,485
	McGraw-Hill Companies, Inc.	7,270	259,176
Media Total			969,014
Multiline Retail — 1.6%
	Big Lots, Inc. (a)	4,980	181,372
	Nordstrom, Inc.	7,940	324,349
Multiline Retail Total			505,721
Specialty Retail — 4.3%
	GameStop Corp., Class A (a)	8,916	195,350
	Guess ?, Inc.	4,930	231,611
	Tiffany & Co.	5,310	252,172
	TJX Companies, Inc.	8,210	349,089
	Urban Outfitters, Inc. (a)	8,650	328,959
Specialty Retail Total			1,357,181

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 2.1%
	Coach, Inc.	4,280	169,146
	Hanesbrands, Inc. (a)	8,610	239,530
	Lululemon Athletica, Inc. (a)	6,100	253,150
Textiles, Apparel & Luxury Goods Total			661,826
CONSUMER DISCRETIONARY TOTAL			6,123,472
CONSUMER STAPLES — 4.4%
Food Products — 1.8%
	Green Mountain Coffee Roasters, Inc. (a)	1,740	168,467
	H.J. Heinz Co.	8,670	395,439
Food Products Total			563,906
Household Products — 0.5%
	Clorox Co.	2,640	169,330
Household Products Total			169,330
Personal Products — 2.1%
	Avon Products, Inc.	11,970	405,424
	Herbalife Ltd.	5,680	261,961
Personal Products Total			667,385
CONSUMER STAPLES TOTAL			1,400,621
ENERGY — 5.7%
Energy Equipment & Services — 2.5%
	Core Laboratories N.V.	1,340	175,272
	Diamond Offshore Drilling, Inc.	2,910	258,437
	FMC Technologies, Inc. (a)	3,180	205,524
	National-Oilwell Varco, Inc.	3,340	135,537
Energy Equipment & Services Total			774,770
Oil, Gas & Consumable Fuels — 3.2%
	Alpha Natural Resources, Inc. (a)	3,100	154,659
	Concho Resources, Inc. (a)	5,598	281,915
	Continental Resources, Inc. (a)	4,004	170,370
	Denbury Resources, Inc. (a)	10,260	173,086
	Energy XXI Bermuda Ltd. (a)	6,080	108,893
	PetroHawk Energy Corp. (a)	6,130	124,317
Oil, Gas & Consumable Fuels Total			1,013,240
ENERGY TOTAL			1,788,010
FINANCIALS — 8.4%
Capital Markets — 4.5%
	Affiliated Managers Group, Inc. (a)	3,140	248,060
	Janus Capital Group, Inc.	10,750	153,617

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	T. Rowe Price Group, Inc.	7,030	386,158
	TD Ameritrade Holding Corp. (a)	8,390	159,913
	Waddell & Reed Financial, Inc., Class A	13,470	485,459
Capital Markets Total			1,433,207
Consumer Finance — 0.7%
	Discover Financial Services	15,140	225,586
Consumer Finance Total			225,586
Diversified Financial Services — 1.0%
	IntercontinentalExchange, Inc. (a)	1,430	160,417
	Moody’s Corp.	5,470	162,733
Diversified Financial Services Total			323,150
Real Estate Investment Trusts (REITs) — 1.7%
	Digital Realty Trust, Inc.	3,920	212,464
	Nationwide Health Properties, Inc.	4,410	155,012
	Plum Creek Timber Co., Inc.	4,420	171,982
Real Estate Investment Trusts (REITs) Total			539,458
Thrifts & Mortgage Finance — 0.5%
	People’s United Financial, Inc.	8,890	139,040
Thrifts & Mortgage Finance Total			139,040
FINANCIALS TOTAL			2,660,441
HEALTH CARE — 14.3%
Biotechnology — 2.7%
	Alexion Pharmaceuticals, Inc. (a)	4,980	270,763
	Dendreon Corp. (a)	8,290	302,336
	Myriad Genetics, Inc. (a)	6,180	148,629
	Onyx Pharmaceuticals, Inc. (a)	5,121	155,064
Biotechnology Total			876,792
Health Care Equipment & Supplies — 1.5%
	Gen-Probe, Inc. (a)	4,440	222,000
	Intuitive Surgical, Inc. (a)	750	261,098
Health Care Equipment & Supplies Total			483,098
Health Care Providers & Services — 5.6%
	Brookdale Senior Living, Inc. (a)	7,980	166,223
	CIGNA Corp.	4,260	155,831
	Express Scripts, Inc. (a)	3,350	340,896
	Laboratory Corp. of America Holdings (a)	6,130	464,102
	Mednax, Inc. (a)	3,560	207,156
	Patterson Companies, Inc.	7,210	223,871
	VCA Antech, Inc. (a)	7,500	210,225
Health Care Providers & Services Total			1,768,304

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Technology — 0.5%
	Cerner Corp. (a)	1,870	159,062
Health Care Technology Total			159,062
Life Sciences Tools & Services — 3.3%
	ICON PLC, ADR (a)	12,457	328,865
	Illumina, Inc. (a)	7,750	301,475
	Life Technologies Corp. (a)	7,800	407,706
Life Sciences Tools & Services Total			1,038,046
Pharmaceuticals — 0.7%
	Perrigo Co.	3,610	211,979
Pharmaceuticals Total			211,979
HEALTH CARE TOTAL			4,537,281
INDUSTRIALS — 14.2%
Aerospace & Defense — 2.7%
	BE Aerospace, Inc. (a)	7,770	236,596
	ITT Corp.	3,080	165,119
	Precision Castparts Corp.	3,574	452,862
Aerospace & Defense Total			854,577
Airlines — 1.3%
	AMR Corp. (a)	21,620	196,958
	Delta Air Lines, Inc. (a)	14,270	208,199
Airlines Total			405,157
Commercial Services & Supplies — 0.7%
	Stericycle, Inc. (a)	4,040	220,180
Commercial Services & Supplies Total			220,180
Construction & Engineering — 0.8%
	Foster Wheeler AG (a)	9,610	260,815
Construction & Engineering Total			260,815
Electrical Equipment — 2.6%
	AMETEK, Inc.	3,950	163,767
	First Solar, Inc. (a)	1,400	171,710
	Roper Industries, Inc.	3,490	201,862
	Trina Solar Ltd., ADR (a)	11,350	277,053
Electrical Equipment Total			814,392
Industrial Conglomerates — 0.8%
	McDermott International, Inc. (a)	9,320	250,894
Industrial Conglomerates Total			250,894
Machinery — 2.5%
	Bucyrus International, Inc.	4,690	309,493
	Cummins, Inc.	4,600	284,970

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Pall Corp.	4,750	192,328
Machinery Total			786,791
Professional Services — 0.8%
	Manpower, Inc.	4,600	262,752
Professional Services Total			262,752
Road & Rail — 1.4%
	Landstar System, Inc.	5,820	244,324
	Old Dominion Freight Line, Inc. (a)	6,170	206,016
Road & Rail Total			450,340
Trading Companies & Distributors — 0.6%
	Fastenal Co.	3,940	189,081
Trading Companies & Distributors Total			189,081
INDUSTRIALS TOTAL			4,494,979
INFORMATION TECHNOLOGY — 24.4%
Communications Equipment — 2.1%
	CommScope, Inc. (a)	5,330	149,347
	F5 Networks, Inc. (a)	2,880	177,149
	Finisar Corp. (a)	11,120	174,695
	Tandberg ASA	6,180	176,253
Communications Equipment Total			677,444
Computers & Peripherals — 1.7%
	NetApp, Inc. (a)	5,800	188,848
	SanDisk Corp. (a)	6,080	210,550
	Western Digital Corp. (a)	3,594	140,130
Computers & Peripherals Total			539,528
Electronic Equipment, Instruments & Components — 1.5%
	Agilent Technologies, Inc. (a)	8,460	290,940
	Dolby Laboratories, Inc., Class A (a)	3,260	191,264
Electronic Equipment, Instruments & Components Total			482,204
Internet Software & Services — 1.0%
	Akamai Technologies, Inc. (a)	5,940	186,575
	Equinix, Inc. (a)	1,469	142,993
Internet Software & Services Total			329,568
IT Services — 5.2%
	Alliance Data Systems Corp. (a)	10,280	657,817
	Cognizant Technology Solutions Corp., Class A (a)	7,070	360,429
	Global Payments, Inc.	5,860	266,923
	Hewitt Associates, Inc., Class A (a)	3,550	141,219
	MasterCard, Inc., Class A	850	215,900
IT Services Total			1,642,288

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 6.4%
	Analog Devices, Inc.	6,645	191,509
	Cavium Networks, Inc. (a)	6,590	163,827
	Disco Corp.	2,452	150,808
	Marvell Technology Group Ltd. (a)	14,540	296,325
	MEMC Electronic Materials, Inc. (a)	10,940	167,710
	Micron Technology, Inc. (a)	36,960	384,015
	Netlogic Microsystems, Inc. (a)	7,217	212,396
	Silicon Laboratories, Inc. (a)	3,320	158,264
	Veeco Instruments, Inc. (a)	6,540	284,490
Semiconductors & Semiconductor Equipment Total			2,009,344
Software — 6.5%
	Adobe Systems, Inc. (a)	4,210	148,908
	ANSYS, Inc. (a)	3,950	170,403
	Citrix Systems, Inc. (a)	3,340	158,550
	McAfee, Inc. (a)	3,790	152,093
	Micros Systems, Inc. (a)	4,580	150,590
	Red Hat, Inc. (a)	11,620	340,117
	Rovi Corp. (a)	4,824	179,115
	Salesforce.com, Inc. (a)	2,920	217,394
	Sybase, Inc. (a)	5,840	272,261
	TIBCO Software, Inc. (a)	25,070	270,505
Software Total			2,059,936
INFORMATION TECHNOLOGY TOTAL			7,740,312
MATERIALS — 4.7%
Chemicals — 1.5%
	CF Industries Holdings, Inc.	3,700	337,366
	Potash Corp. of Saskatchewan, Inc.	1,280	152,768
Chemicals Total			490,134
Construction Materials — 0.7%
	Martin Marietta Materials, Inc.	2,660	222,243
Construction Materials Total			222,243
Containers & Packaging — 0.9%
	Crown Holdings, Inc. (a)	10,690	288,202
Containers & Packaging Total			288,202
Metals & Mining — 1.6%
	Agnico-Eagle Mines Ltd.	3,060	170,350
	Cliffs Natural Resources, Inc.	1,690	119,906

6

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	Walter Energy, Inc.	2,260	208,530
Metals & Mining Total			498,786
MATERIALS TOTAL			1,499,365
TELECOMMUNICATION SERVICES — 2.7%
Wireless Telecommunication Services — 2.7%
	American Tower Corp., Class A (a)	7,580	322,984
	NII Holdings, Inc. (a)	4,610	192,052
	SBA Communications Corp., Class A (a)	9,330	336,533
Wireless Telecommunication Services Total			851,569
TELECOMMUNICATION SERVICES TOTAL			851,569
UTILITIES — 1.5%
Gas Utilities — 0.5%
	Questar Corp.	3,600	155,520
Gas Utilities Total			155,520
Independent Power Producers & Energy Traders — 0.5%
	AES Corp. (a)	15,460	170,060
Independent Power Producers & Energy Traders Total			170,060
Multi-Utilities — 0.5%
	Xcel Energy, Inc.	6,900	146,280
Multi-Utilities Total			146,280
UTILITIES TOTAL			471,860

	Total Common Stocks (cost of $23,513,025)		31,567,910

	Total Investments — 99.6% (cost of $23,513,025)(b)(c)		31,567,910

	Other Assets & Liabilities, Net — 0.4%		119,931

	Net Assets — 100.0%		31,687,841

7

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

The following table summarizes the inputs used, as of March  31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$6,123,472	$—	$—	$6,123,472
Consumer Staples	1,400,621	—	—	1,400,621
Energy	1,788,010	—	—	1,788,010
Financials	2,660,441	—	—	2,660,441
Health Care	4,537,281	—	—	4,537,281
Industrials	4,494,979	—	—	4,494,979
Information Technology	7,413,251	327,061	—	7,740,312
Materials	1,499,365	—	—	1,499,365
Telecommunication Services	851,569	—	—	851,569
Utilities	471,860	—	—	471,860
Total Common Stocks	31,240,849	327,061	—	31,567,910
Total Investments	$31,240,849	$327,061	$—	$31,567,910

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $23,513,025.
(c)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,241,443	$(186,558)	$8,054,885

Acronym	Name

ADR	American Depositary Receipt

9

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 21, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	May 21, 2010